OPERATING SEGMENTS - Information about Profit and Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Revenue	$ 1,807.1	$ 1,815.4
Cost of sales excluding DDA(i)(iv)	(778.1)	(728.9)
Gross margin excluding depletion, depreciation and amortization (Note 2)	1,029.0	1,086.5
Depletion, depreciation and amortization	(466.8)	(447.9)
Temporary suspension, standby and other incremental COVID-19 costs	7.7	3.5
Impairment of mining properties	(214.9)	0.0
(Impairment) reversal of impairment of mining properties and goodwill	(214.9)
Mine operating earnings	339.6	635.1
Other expenses	(2,134.0)	(250.6)
Earnings before income taxes	(1,794.4)	384.5
Income tax (expense) recovery	(399.0)	295.7
Net (loss) earnings	(1,395.4)	88.8
General and administrative expense	121.0	74.8
Expense arising from exploration for and evaluation of mineral resources	39.8	31.6
Share of profit (loss) of associates accounted for using equity method	0.0	0.9
Finance costs	64.9	134.4
Other operating income (expenses), net	(80.1)	(37.4)
Other income (costs), net	29.6	26.7
Reversal/(Impairment) of non-operating mining properties	1,707.8	0.0
Impairment of operating mining properties (Note 13)	214.9	0.0
Revenue (Note 8)	1,807.1	1,815.4
Depreciation and amortisation expense	466.8	447.9
Canadian Malartic Corporation [Member]
Disclosure of products and services [line items]
Revenue	598.3	643.2
Covid-19 Costs		2.5
Revenue (Note 8)	598.3	643.2
Jacobina Mineração e Comércio Ltda.
Disclosure of products and services [line items]
Revenue	353.1	336.2
Covid-19 Costs		1.2
Revenue (Note 8)	353.1	336.2
Cerro Moro [Member]
Disclosure of products and services [line items]
Revenue	322.0	276.5
Covid-19 Costs		20.8
Revenue (Note 8)	322.0	276.5
El Peñón [Member]
Disclosure of products and services [line items]
Revenue	391.7	401.5
Covid-19 Costs		4.9
Revenue (Note 8)	391.7	401.5
Minera Florida
Disclosure of products and services [line items]
Revenue	142.0	158.0
Covid-19 Costs		4.5
Revenue (Note 8)	142.0	158.0
Operating segments | Canadian Malartic Corporation [Member]
Disclosure of products and services [line items]
Cost of sales excluding DDA(i)(iv)	(257.1)	(233.8)
Gross margin excluding depletion, depreciation and amortization (Note 2)	341.2	409.4
Depletion, depreciation and amortization	(170.9)	(174.7)
Temporary suspension, standby and other incremental COVID-19 costs	0.0	0.0
Impairment of mining properties	0.0
Mine operating earnings	170.3	234.7
Impairment of operating mining properties (Note 13)	0.0
Depreciation and amortisation expense	170.9	174.7
Operating segments | Jacobina Mineração e Comércio Ltda.
Disclosure of products and services [line items]
Cost of sales excluding DDA(i)(iv)	(113.8)	(106.7)
Gross margin excluding depletion, depreciation and amortization (Note 2)	239.3	229.5
Depletion, depreciation and amortization	(61.6)	(55.4)
Temporary suspension, standby and other incremental COVID-19 costs	0.0	0.0
Impairment of mining properties	0.0
Mine operating earnings	177.7	174.1
Impairment of operating mining properties (Note 13)	0.0
Depreciation and amortisation expense	61.6	55.4
Operating segments | Cerro Moro [Member]
Disclosure of products and services [line items]
Cost of sales excluding DDA(i)(iv)	(166.1)	(151.3)
Gross margin excluding depletion, depreciation and amortization (Note 2)	155.9	125.2
Depletion, depreciation and amortization	(83.0)	(74.6)
Temporary suspension, standby and other incremental COVID-19 costs	2.0	0.0
Impairment of mining properties	(169.3)
Mine operating earnings	(98.4)	50.6
Impairment of operating mining properties (Note 13)	169.3
Depreciation and amortisation expense	83.0	74.6
Operating segments | El Peñón [Member]
Disclosure of products and services [line items]
Cost of sales excluding DDA(i)(iv)	(162.8)	(155.2)
Gross margin excluding depletion, depreciation and amortization (Note 2)	228.9	246.3
Depletion, depreciation and amortization	(87.8)	(85.0)
Temporary suspension, standby and other incremental COVID-19 costs	0.0	0.0
Impairment of mining properties	0.0
Mine operating earnings	141.1	161.3
Impairment of operating mining properties (Note 13)	0.0
Depreciation and amortisation expense	87.8	85.0
Operating segments | Minera Florida
Disclosure of products and services [line items]
Cost of sales excluding DDA(i)(iv)	(78.3)	(81.9)
Gross margin excluding depletion, depreciation and amortization (Note 2)	63.7	76.1
Depletion, depreciation and amortization	(53.7)	(48.5)
Temporary suspension, standby and other incremental COVID-19 costs	5.7	3.5
Impairment of mining properties	(37.3)
Mine operating earnings	(33.0)	24.1
Impairment of operating mining properties (Note 13)	37.3
Depreciation and amortisation expense	53.7	48.5
Operating segments | Corporate And Other1 [Member]
Disclosure of products and services [line items]
Revenue	0.0	0.0
Cost of sales excluding DDA(i)(iv)	0.0	0.0
Gross margin excluding depletion, depreciation and amortization (Note 2)	0.0	0.0
Depletion, depreciation and amortization	(9.8)	(9.7)
Temporary suspension, standby and other incremental COVID-19 costs	0.0	0.0
Impairment of mining properties	(8.3)
Mine operating earnings	(18.1)	(9.7)
Impairment of operating mining properties (Note 13)	8.3
Revenue (Note 8)	0.0	0.0
Depreciation and amortisation expense	$ 9.8	$ 9.7